Condensed Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment-net	$ 26,733,098	$ 27,824,523
Prepayments and premiums under operating leases	2,516,645	2,568,199
Prepayment for construction of new plant
Prepayment for acquisition of land use right
Land use rights	633,285	648,652
Deferred tax assets	10,048,882	9,924,944
Non-current assets	39,931,910	40,966,318
Current assets
Inventories	2,882,333	1,806,212
Trade receivables	11,794,590	10,501,543
Other receivables and prepayments	452,368	1,901,268
Prepayments and premiums under operating leases	87,850	83,907
Cash and cash equivalents	24,123,110	26,050,456
Current assets	39,340,251	40,343,386
Total assets	79,272,161	81,309,704
Current liabilities
Short term bank loans	1,586,918	1,606,930
Trade and other payables	5,187,624	5,451,830
Related parties payables	425,638	154,137
Income tax payable
Deposits received		69,612
Current liabilities	7,200,180	7,282,509
Non-current liability
Warrant liabilities
Non-current liabilities
Total liabilities	7,200,180	7,282,509
Equity
Share capital	227	198
Share premium	8,000,561	6,686,169
Revaluation reserve	184,272	184,272
Statutory surplus reserve	6,084,836	6,084,836
Retained profits	61,791,017	64,146,811
Foreign currency translation reserve	(3,988,932)	(3,075,091)
Total equity	72,071,981	74,027,195
Total liabilities and equity	$ 79,272,161	$ 81,309,704